73158  5/01
Prospectus Supplement
dated May 14, 2001 to:
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Putnam Voyager Fund
to Class A Prospectus and Class Y Prospectus dated November 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                     Since   Experience
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Robert R. Beck              1995    1989 - Present        Putnam Management
Managing Director
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Paul C. Warren              2001    1997 - Present        Putnam Management
Managing Director                   Prior to May 1997     IDS Fund Management
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Paul E. Marrkand            1999    1987 - Present        Putnam Management
Senior Vice President
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Michael P. Stack            1997    1997 - Present        Putnam Management
Senior Vice President               Prior to Nov. 1997    Independence
                                                          Investment Associates
                                                          Inc.
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Kevin M. Divney             2000    1997 - Present        Putnam Management
Senior Vice President               Prior to July 1997    Franklin Portfolio
                                                          Associates LLC
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James C. Wiess              2000    2000 - Present        Putnam Management
Senior Vice President               Prior to April 2000   J.P. Morgan Company
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